Investment in Films and Television Programs - Schedule of Impairments by Segment (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Segment Reporting Information [Line Items]
Motion Picture					$ 34.6	$ 6.2	$ 1.2
Television Production					8.4	4.6	34.9
Impairments Not Included In Segment Operating Results					12.8	0.0	0.0
Impairment Cost					$ 55.8	$ 10.8	$ 36.1
Write downs on investments in films and television programs	$ 17.8	$ 32.2	$ 18.0	$ 32.4
Film, Monetized on Its Own, and Film Group, Impairment, Statement of Income [Extensible Enumeration]	Total direct operating expense on consolidated statements of operations, Restructuring and other	Total direct operating expense on consolidated statements of operations, Restructuring and other	Total direct operating expense on consolidated statements of operations, Restructuring and other	Total direct operating expense on consolidated statements of operations, Restructuring and other
Reportable Segments | Motion Picture
Segment Reporting Information [Line Items]
Write downs on investments in films and television programs	$ 18.3	$ 26.8	$ 18.5	$ 27.0
Reportable Segments | Television Production
Segment Reporting Information [Line Items]
Write downs on investments in films and television programs	0.0	5.4	0.0	5.4
Corporate
Segment Reporting Information [Line Items]
Write downs on investments in films and television programs	$ (0.5)	$ 0.0	$ (0.5)	$ 0.0